Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued Operations
10.	Discontinued Operations

Disposal of Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. and its subsidiaries

Due to uncertainty in the future of the business, in June 2026, the Company sold all of its assets and liabilities related to the corporate consulting services of Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. and its subsidiaries with an effective date of June 18, 2026. The business was sold for cash consideration of $218,100 to Junze Management Co., Limited, and the consideration received on June 30, 2026. The fair value of these payments is estimated at $218,100. The disposals represented a strategic shift and had a major effect on The Company’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the year ended June 30, 2026. Loss of $ 260,473 for the years ended June 30, 2025 was recognized on the loss from the disposal of subsidiaries.

Revenue and expenses related to all discontinued operations are detailed in the table below in US dollars:

	June 30, 2026		June 30, 2025
	$		$
Revenue		221,735		627,443
Cost of revenue		(797)		(253,460)
Selling expenses		137,312		(179,789)
General and administrative expenses		(60,208)		(454,013)
Other (expenses) income		(321)		(654)
Loss from disposal of discontinued operations		(6,342)		-
Results of discontinued operations		291,379		(260,473)

Assets and liabilities related to all discontinued operations are detailed in the table below in US dollars:

	June 30, 2026		December 31, 2025
ASSETS
Current assets	$		$
Cash and cash equivalents		72,661		1,208
Accounts receivable, net		14,904		24,512
Prepayment		26,662		29,189
Other receivables		1,084,814		84,706
Current assets of discontinued operations		1,199,041		139,615

NON-CURRENT ASSETS
Property and equipment, net		4,227		15,331
Intangible assets, net		55,226		57,968
Non current assets of discontinued operations		59,453		73,299
Total assets of discontinued operations		1,258,494		212,914
LIABILITIES
Current liabilities	$		$
Accounts payable		138,146		163,806
Accounts payable - related party		8,032		7,793
Advance from clients		443,419		432,375
Due to related parties		31,098		30,173
Taxes payable		7,202		10,651
Accruals and other payables		624,254		818,667
Total current liabilities of discontinued operations		1,252,151		1,463,465
Total liabilities of discontinued operations		1,252,151		1,463,465